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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [ X ]; Amendment Number:  _2___
  This Amendment (Check only one.): [  ] is a restatement.
                                    [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Financial Stocks, Inc.
Address:          441 Vine Street, Suite 1300
                  Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John M. Stein
Title:   President
Phone:   (513) 746-2200

Signature, Place, and Date of Signing:

/s/ John M. Stein                        Cincinnati, Ohio  May 25, 2007
---------------------                    ----------------  ------------


Report Type (Check only one.):
[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                -0-
                                               -------

Form 13F Information Table Entry Total:            2
                                              -------

Form 13F Information Table Value Total:      $ 7,132
                                             -------
                                           (thousands)

List of Other Included Managers:             None



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
-----------------------------------------------------------------------------------------------------------------------------------
Column 1                          Column 2   Column 3   Column 4                 Column 5    Column 6        Column 7     Column 8
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                                  Title of                              SH or    SH\   PUT\   Inv.     Oth
Name of Issuer                    Class      CUSIP        FMV (000's)   PRN      PRN   CALL   Discr.   Mgrs   Sole   Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
SOUTHERN NATIONAL BANCORP OF VA   Common     843395104    2,887         184,500  SH           Sole            184,500
TIDELANDS BANCSHARES INC          Common     886374107    4,245         300,000  SH           Sole            300,000